Coal mine acquisitions (Details Textuals)	2 Months Ended
	Sep. 30, 2011 Companies	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Aug. 10, 2010	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd CNY	Jun. 30, 2011 Baofeng Shuangrui Coal Co.Ltd	May 20, 2011 Baofeng Shuangrui Coal Co.Ltd	Aug. 10, 2010 Baofeng Shuangrui Coal Co.Ltd USD ($)	Aug. 10, 2010 Baofeng Shuangrui Coal Co.Ltd CNY	Jun. 30, 2011 Baofeng Xingsheng Coal Co.Ltd	May 20, 2011 Baofeng Xingsheng Coal Co.Ltd	Aug. 10, 2010 Baofeng Xingsheng Coal Co.Ltd USD ($)	Aug. 10, 2010 Baofeng Xingsheng Coal Co.Ltd CNY	May 20, 2011 Baofeng Shunli Coal Co.Ltd	May 19, 2011 Baofeng Shunli Coal Co.Ltd USD ($)	May 19, 2011 Baofeng Shunli Coal Co.Ltd CNY	Aug. 10, 2010 Hongli	May 19, 2011 Baofeng Hongchang Coal Co.Ltd
Business Acquisition [Line Items]
Acquisition of equity interests								60.00%	60.00%	60.00%		60.00%	60.00%	60.00%	100.00%	100.00%	100.00%
Number of acquired entity	3
Percentage of equity interest owned				40.00%			40.00%				40.00%							40.00%	100.00%
Amount payable in cash					$ 158,000	1,000,000			$ 6,400,000	42,000,000			$ 6,400,000	42,000,000		$ 6,400,000	42,000,000
Purchase price		4,435,200	28,000,000		6,300,000	41,000,000
Percentage of remaining equity interest transferred				40.00%	40.00%	40.00%
Accrued payable					$ 4,435,200	28,000,000